Financial Investments (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated and separate financial statements [line items]
Financial Investments
	2017	2016
	£m	£m
Available for sale debt securities and other eligible bills	52,020	57,703
Available for sale equity securities	1,787	438
Held to maturity debt securities	5,109	5,176
Financial investments	58,916	63,317

Barclays Bank PLC [member]
Consolidated and separate financial statements [line items]
Financial Investments
h Financial Investments

	2017	2016
	£m	£m
Available for sale debt securities and other eligible bills	52,020	57,704
Available for sale equity securities	1,834	485
Held to maturity debt securities	5,109	5,176
Financial Investments	58,963	63,365